Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the fair value of our assets (liabilities) that are required to be measured at fair value on a recurring basis as of December 31, 2013 (in thousands):

		Fair Value at Reporting Date Using
	December 31, 2013	Level 1	Level 2	Level 3
Contingent consideration	$(26,303)	$—	$—	$(26,303)
Derivatives
Foreign currency forward contracts (see Note 9)	5,374	—	5,374	—
Interest rate swap contracts (see Note 9)	(11,533)	—	(11,533)	—
Contingent call option, 2019 Notes (see Note 8)	1,657	—	—	1,657

Total derivatives	(4,502)	—	(6,159)	1,657

Total	$(30,805)	$—	$(6,159)	$(24,646)

The following tables present the fair value of our assets (liabilities) that are required to be measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	Fair Value at Reporting Date Using
	December 31, 2013	Level 1	Level 2	Level 3
	(Amounts in thousands)
Contingent consideration	$(26,303)	$—	$—	$(26,303)
Derivatives
Foreign currency forward contracts (see Note 12)	5,374	—	5,374	—
Interest rate swap contracts (see Note 12)	(11,533)	—	(11,533)	—
Contingent call option, 2019 Notes (see Note 11)	1,657	—	—	1,657

Total derivatives	(4,502)	—	(6,159)	1,657

Total	$(30,805)	$—	$(6,159)	$(24,646)

	Fair Value at Reporting Date Using
	December 31, 2012	Level 1	Level 2	Level 3
	(Amounts in thousands)
Contingent consideration	$(25,193)	$—	$—	(25,193)
Derivatives
Foreign currency forward contracts (see Note 12)	2,568	—	2,568	—
Interest rate swap contracts (see Note 12)	(25,572)	—	(25,572)	—

Total derivatives	(23,004)	—	(23,004)	—

Total	$(48,197)	$—	$(23,004)	$(25,193)

Schedule of Fair Value and Carrying Value of 2016 Notes, 2019 Notes and Term Loans

The following table presents the fair value and carrying value of our 2016 Notes, 2019 Notes and term loans under our Amended and Restated Credit Agreement as of September 30, 2014 and December 31, 2013 (in thousands):

	Fair Value at		Carrying Value at
Financial Instrument	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013
Term Loan B	$1,722,138	$1,777,107	$1,736,119	$1,747,378
Incremental term loan facility	342,602	349,334	346,500	349,125
Term Loan C	49,189	363,056	49,061	360,477
Senior unsecured notes due 2016	433,000	448,320	392,767	389,321
Senior secured notes due 2019	520,500	886,000	480,779	799,823

The following table presents the fair value and carrying value of our 2016 Notes, 2019 Notes and term loans as of December 31, 2013 and 2012:

Financial Instrument	Fair Value at December 31, 2013	Carrying Value at December 31, 2013
$400 million 2016 notes	$ 448 million	$ 389 million
$800 million 2019 notes	$ 886 million	$ 800 million
$1,775 million Term Loan B	$1,777 million	$1,747 million
$350 million Incremental Term Facility	$ 349 million	$ 349 million
$425 million Term Loan C	$ 363 million	$ 360 million

Financial Instrument	Fair Value at December 31, 2012	Carrying Value at December 31, 2012
$400 million 2016 notes	$ 429 million	$ 385 million
$800 million 2019 notes	$ 854 million	$ 802 million
$1,802 million Term Loan B	$1,812 million	$1,802 million
$375 million incremental term loan	$ 380 million	$ 371 million